Term placements	12 Months Ended
Mar. 31, 2015
Term placements

4. Term placements

Term placements consist of placements with banks and financial institutions in the ordinary course of business. These placements have original maturities for periods between 3 months and 15 years. This includes restricted term placements of Rs. 123.7 million and Rs. 134.3 million (US$ 2.2 million) at March 31, 2014 and at March 31, 2015, respectively.